Summary of Statement of Operations Acquisition (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Net Revenues					$ 245,991
General and Administrative expenses					699,830	5,505	507,768	17,913
Depreciation and amortization					97,511
Total Operating Expenses					934,988	7,670	507,768	17,913
Loss from Operations					(688,997)	(7,670)	(507,768)	(17,913)
Other (Expense)					99,974
Net Loss	$ (292,663)	$ (296,360)	$ (3,260)	$ (4,410)	$ (589,023)	$ (7,670)	$ (507,768)	$ (17,913)
Basic and Diluted (loss) per share					$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic and Diluted weighted average common shares outstanding					234,953,286	249,418,545	249,220,391	249,418,545
Rennova Health Inc [Member]
Business Acquisition [Line Items]
Net Revenues						$ 266,446	$ 493,621
Direct costs of revenues							7,166
General and Administrative expenses						794,262	1,343,436
Depreciation and amortization						96,800	195,055
Total Operating Expenses						891,062	1,545,657
Loss from Operations						(624,616)	(1,052,036)
Other (Expense)						(62,703)	(42,103)
Net Loss						$ (687,319)	(1,094,139)
Net loss attributed to common stockholders							$ (1,861,639)
Basic and Diluted (loss) per share						$ (0.00)	$ (0.00)
Basic and Diluted weighted average common shares outstanding						234,953,286	234,953,286